SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 7  - SHARE-BASED COMPENSATION:

The Company's (or Silexion’s, as applicable) share-based expenses amounted to a total of $5,862 and $96 in the nine months periods ended September 30, 2024 and 2023, respectively. As of September 30, 2024, 63,953 shares remain available for grant under the Company’s 2013, 2023 and 2024 Equity Incentive Plans.

On July 4, 2024, Silexion’s board of directors approved granting fully vested 78,650 RSUs to Silexion’s employees and directors amounting to a total of $5,578. For a description of the acceleration of the Company’s options prior to the Closing of the Transactions, see Note 1(d).

The fair value for the RSUs granted is based on the following assumptions:

Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

On August 6, 2024, a service provider exercised the warrants in a ‘cashless’ manner, resulting in the issuance of 140 Series A-1 Preferred Shares and 12 Series A-4 Preferred Shares of Silexion (see Note 11(1) to the audited financial statements of Silexion as of December 31, 2023, which were published on May 9, 2024).

Summary of outstanding and exercisable options:

Below is a summary of the Company's (or for periods prior to the Closing of the Transactions, Silexion’s) stock-based compensation activity and related information with respect to options granted to employees and non-employees for the nine month period ended September 30, 2024:

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2024	53,914	$38.94	4.88	$316
Granted	-	-	-	-
Exercised	(13,780)	$0.03	(0.01)	$490
Forfeited	(326)	$60.52	(6.02)	-
Expired	(13,492)	$41.06	-	-
Outstanding at September 30, 2024	26,316	$57.97	7.09	-
Exercisable at September 30, 2024	26,316	$57.97	7.09	-

Vested and expected to vest at September 30, 2024	26,316	$57.97	7.09	-

Up to September 30, 2024 and for the year ended December 31, 2023 no options were granted.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
Research and development	$2,424	$57	$2,385	$19
General and administrative	3,438	39	3,413	13
	$5,862	$96	$5,798	$32

NOTE 11  - SHARE-BASED COMPENSATION:

1)	Warrants to service provider

In conjunction with the issuance of Series A-1 Preferred Shares, the Company issued warrants to acquire 427 Series A-1 Preferred Shares to a service provider who assisted in raising the funds, which warrants were classified as part of the issue expenses. These warrants carry an exercise price of $241.02 per share and are set to expire on January 31, 2027. As of December 31, 2023 and 2022, all 427 of such warrants remained outstanding.

In conjunction with the issuance of Series A-2 Preferred Shares, the Company issued warrants to acquire 446 Series A-3 Preferred Shares to a service provider who assisted in raising the funds, which were recorded as part of issue expenses. These warrants carry an exercise price of $410.283 per share and are set to expire on January 14, 2029. As of December 31, 2023 and 2022, all 446 of such warrants remained outstanding.

The warrants for both the Series A-1 Preferred Shares and Series A-3 Preferred Shares were recognized as issuance costs of the SAFE round and recognized as financial expenses.

In conjunction with the issuance of Series A-4 Preferred Shares, the Company issued warrants to acquire 12 Series A-4 Preferred Shares to a service provider who assisted in raising the funds, which were recorded as part of issue expenses. These warrants carry an exercise price as those issued to the investors in such round, and expire on May 30, 2030. As of December 31, 2023, all 12 of such warrants remained outstanding. The warrants were recognized as issuance costs and the portion attributed to the issuance of Series A-4 Preferred Shares was classified as part of the shareholders’ equity. The portion attributed to the issuance of the warrants was recognized as financial expenses.

2)	Employee Stock Option Plan

As of December 31, 2023, the Board of Directors approved a pool of 57,925 Ordinary Shares for grant to Company employees, consultants, directors and other service providers.

Under the Company's 2013 and 2023 Incentive Option Plans (collectively "the Plan"), options to purchase Ordinary Shares may be granted to certain entities and individuals. Each option granted under the Plan is exercisable until 10 years from the date of grant, or earlier upon cessation of employment or engagement of the grantee and certain other occurrences.

Grants to employees are made in accordance with the Plan and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance, under the capital gains track described in subsection (b)(2) of Section 102. In accordance with such track selected by the Company and the provisions associated with it, the Company is not entitled to claim a tax deduction for the employee benefits.

The Company's options expenses amounted to a total of $130 and $125 in 2023 and 2022, respectively. As of December 31, 2023, 4,019 shares remain available for grant under the Plan.

Summary of outstanding and exercisable options:

Below is a summary of the Company's stock-based compensation activity and related information with respect to options granted to employees and non-employees for the year ended December 31, 2023 and 2022:

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	54,135	$38.93	5.88	$144
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	-	$-
Expired	(221)	$(38.41)	-	$-
Outstanding at December 31, 2023	53,914	$38.94	4.88	$316

Exercisable at December 31, 2023	39,340	$30.95	3.62	$316

Vested and expected to vest at December 31, 2023	53,914	$38.94	4.88	$316

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2021	31,897	$23.88	4.46	$493
Granted	24,119	$60.51	9.98	$-
Exercised	(46)	$60.49	(8.22)	$-
Forfeited	(1,128)	$60.50	(9.18)	$-
Expired	(707)	$(61.01)	-	$-
Outstanding at December 31, 2022	54,135	$38.93	5.88	$144

Exercisable at December 31, 2022	30,677	$22.46	3.29	$144

Vested and expected to vest at December 31, 2022	54,135	$38.93	5.88	$144

The fair value for options granted in 2022 is estimated at the date of grant using a Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2022
Employees
Expected term (in years)	6.05 - 10.00
Expected volatility	82.97% - 88.45%
Risk-free interest rate	2.31% - 2.90%
Expected dividend yield	0.00%
Exercise price	$60.51

Non-Employees
Expected term (in years)	9.78
Expected volatility	88.46%
Risk-free interest rate	2.31%
Expected dividend yield	0.00%
Exercise price	$60.51

The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Since the Company is not traded, the expected volatility was based on the average volatility rate of 8 public companies in the healthcare industry.

The expected term of options granted represents the period during which options granted are expected to remain outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company uses the simplified method for nonexecutive employees, due to insufficient historical exercise experience”.

The fair value of options granted during 2022 was $529.

Options granted to employees and non-employees:

In 2023 no options were granted, neither to employees nor to non-employees.

In the year ended December 31, 2022, the Company granted options as follows:

	Year ended December 31, 2022
	Award amount	Exercise price	Vesting period	Expiration
Employees	23,234	60.51	up to 4 years	10 years
Non-employees	886	60.51	Immediate	10 years
Total granted	24,120

Summary of status of the Company’s nonvested employee options:

The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:

	Number of options	Weighted-average grant-date fair value price

Outstanding at December 31, 2022	23,393	$21.67
Granted	-	$-
Vested	(8,827)	$21.60
Forfeited	-	$-

Outstanding at December 31, 2023	14,566	$21.72

Outstanding at December 31, 2021	1,976	$17.33
Granted	23,234	$21.76
Vested	(690)	$16.04
Forfeited	(1,127)	$19.34

Outstanding at December 31, 2022	23,393	$21.67

Summary of status of the Company’s nonvested nonemployee options:

The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:

	Number of options	Weighted-average grant-date fair value price

Outstanding at December 31, 2022	59	$11.21
Granted	-	$-
Vested	(59)	$11.21
Forfeited	-	$-
Outstanding at December 31, 2023	-	$-

Outstanding at December 31, 2021	135	$11.09
Granted	886	$26.96
Vested	(962)	$25.69
Forfeited	-	$-
Outstanding at December 31, 2022	59	$11.21

On December 31, 2023, there was $284 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.22 years.

On December 31, 2022, there was $414 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.20 years.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2023	2022
Research and development	$78	$60
General and administrative	52	65
	$130	$125